Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders' equity
Number of treasury shares	63,702,529	149,529,818	60,543,213	137,187,667
TotalEnergies SE
Shareholders' equity
Number of treasury shares	63,702,529	149,529,818	60,543,213
Percentage of share capital represented by treasury shares	2.89%	6.24%	2.51%